Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment

DECEMBER 31	2014	2013	Estimated life
Land and land improvements	$106.0	$114.8	n/a to 15
Machinery and equipment	3,160.0	3,199.2	3-8
Buildings	813.2	801.1	20-40
Construction in progress	263.2	253.2	n/a
Property, plant and equipment	$4,342.4	$4,368.3
Less accumulated depreciation	(2,952.2)	(3,032.1)
Net of depreciation	$1,390.2	$1,336.2

Depreciation Expense

DEPRECIATION INCLUDED IN	2014	2013	2012
Cost of sales	$258.7	$237.2	$225.4
Selling, general and administrative expenses	8.0	8.2	8.2
Research, development and engineering expenses	22.7	20.2	19.4

Total	$289.4	$265.6	$253.0